Basic and Diluted Net Loss Per Share (Details) - Schedule of basic and diluted net loss per ordinary share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net loss attributable to Ordinary Shares as reported	$ 10,477	$ 16,993	$ 19,164	$ 22,862
Deemed dividend		2,114		2,114
Net loss applicable to Ordinary shareholders	$ 10,477	$ 19,107	$ 19,164	$ 24,976
Denominator:
Weighted average shares used in computing net loss per Ordinary share, basic and diluted: (in Shares)	18,747,967	755,289	18,685,906	659,551
Ordinary share – basic and dilutive (in Dollars per share)	$ 18,747,967	$ 755,289	$ 18,685,906	$ 659,551
Net loss per Ordinary share, basic and diluted (in Dollars per share)	$ 0.56	$ 25.30	$ 1.03	$ 37.87